As filed with the U. S. Securities and Exchange Commission on March 15, 2011
1940 Act Registration No. 811-22118
1933 Act File No. 333-145984

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 18	☑
(Check appropriate box or boxes)
DREMAN CONTRARIAN FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46204
(Address of Principal Executive Offices) (Zip Code)
(800) 247-1014
(Registrant’s Telephone Number, Including Area Code)
E. Clifton Hoover, Jr., Secretary
c/o Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46204
(Name and Address of Agent for Service of Process)
Please send copies of all communications to:
Yvonne I. Pytlik, Chief Compliance Officer
Dreman Value Management, L.L.C.
Harborside Financial Center
Plaza 10, Suite 800
Jersey City, NJ 07311-4037
Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b).

☐	on (date) pursuant to paragraph (b).

☐	60 days after filing pursuant to paragraph (a)(1).

☐	on (date) pursuant to paragraph (a)(1).

☐	75 days after filing pursuant to paragraph (a)(2).

☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Indianapolis and the State of Indiana on the 15th day of March, 2011.

DREMAN CONTRARIAN FUNDS
By:	/s/ JOHN C. SWHEAR
Name: John C. Swhear
Title: President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ John C. Swhear John C. Swhear	Chief Executive Officer and President	March 15, 2011

* Brian R. Bruce Brian R. Bruce	Trustee	March 15, 2011

* Dr. Robert B. Grossman Dr. Robert B. Grossman	Trustee	March 15, 2011

* Robert A. Miller Robert A. Miller	Trustee	March 15, 2011

/s/ Willian Murphy William Murphy	Treasurer and Chief Financial Officer	March 15, 2011

/s/ John C. Swhear * By: John C. Swhear,		March 15, 2011
Attorney-in-fact pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase